RESTRUCTURING, INTEGRATION AND ACQUISITION COSTS - Analysis (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Restructuring, Integration and Acquisition costs [Abstract]
Integration and acquisition costs	$ 87.8	$ 6.9
Impairment of non-financial assets	37.1	59.5
Severances and other employee related costs	6.9	42.9
Other costs	15.1	14.7
Total restructuring, integration and acquisition costs	$ 146.9	$ 124.0